LEASES (Narrative) (Details) ₪ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2018 USD ($)	May 31, 2018 ILS (₪)	Dec. 31, 2021 USD ($)
Bank guarantee	$ 217,000
U.S Subsidiary [Member]
Lease expires			August 2022
Current monthly rent payment			$ 25,000
Canadian Subsidiary [Member]
Lease expires			June 2022
Current monthly rent payment			$ 6,000
NIS [Member]
Lease expires			December 2024
Bank guarantee | ₪		₪ 667
Current monthly rent payment			$ 48,700